Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Blend Fund, Inc.
Entity Central Index Key	0000356683
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM Jennison Blend Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class A
Trading Symbol	PBQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 1,096,833,694
Holdings Count | Holdings	275
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,096,833,694
Number of fund holdings	275
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Banks	6.9%
Aerospace & Defense	6.3%
Software	6.0%
Interactive Media & Services	5.7%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.4%
Biotechnology	3.0%
Broadline Retail	2.9%
Machinery	2.9%
Consumer Staples Distribution & Retail	2.7%
Technology Hardware, Storage & Peripherals	2.6%
Insurance	2.5%
Entertainment	2.2%
Multi-Utilities	2.1%
Capital Markets	1.9%
Automobiles	1.8%
Metals & Mining	1.8%
Health Care Providers & Services	1.7%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.6%
Building Products	1.6%
Electronic Equipment, Instruments & Components	1.5%
Financial Services	1.5%
Specialty Retail	1.4%
Energy Equipment & Services	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Household Durables	1.2%
Communications Equipment	1.1%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.9%
Professional Services	0.9%
Health Care Equipment & Supplies	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Industrial REITs	0.8%
Chemicals	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Residential REITs	0.6%
Life Sciences Tools & Services	0.6%
Ground Transportation	0.6%
Personal Care Products	0.5%
Specialized REITs	0.5%
Others*	3.8%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class C
Trading Symbol	PRECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 1,096,833,694
Holdings Count | Holdings	275
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,096,833,694
Number of fund holdings	275
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Banks	6.9%
Aerospace & Defense	6.3%
Software	6.0%
Interactive Media & Services	5.7%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.4%
Biotechnology	3.0%
Broadline Retail	2.9%
Machinery	2.9%
Consumer Staples Distribution & Retail	2.7%
Technology Hardware, Storage & Peripherals	2.6%
Insurance	2.5%
Entertainment	2.2%
Multi-Utilities	2.1%
Capital Markets	1.9%
Automobiles	1.8%
Metals & Mining	1.8%
Health Care Providers & Services	1.7%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.6%
Building Products	1.6%
Electronic Equipment, Instruments & Components	1.5%
Financial Services	1.5%
Specialty Retail	1.4%
Energy Equipment & Services	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Household Durables	1.2%
Communications Equipment	1.1%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.9%
Professional Services	0.9%
Health Care Equipment & Supplies	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Industrial REITs	0.8%
Chemicals	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Residential REITs	0.6%
Life Sciences Tools & Services	0.6%
Ground Transportation	0.6%
Personal Care Products	0.5%
Specialized REITs	0.5%
Others*	3.8%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class Z
Trading Symbol	PEQZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,096,833,694
Holdings Count | Holdings	275
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,096,833,694
Number of fund holdings	275
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Banks	6.9%
Aerospace & Defense	6.3%
Software	6.0%
Interactive Media & Services	5.7%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.4%
Biotechnology	3.0%
Broadline Retail	2.9%
Machinery	2.9%
Consumer Staples Distribution & Retail	2.7%
Technology Hardware, Storage & Peripherals	2.6%
Insurance	2.5%
Entertainment	2.2%
Multi-Utilities	2.1%
Capital Markets	1.9%
Automobiles	1.8%
Metals & Mining	1.8%
Health Care Providers & Services	1.7%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.6%
Building Products	1.6%
Electronic Equipment, Instruments & Components	1.5%
Financial Services	1.5%
Specialty Retail	1.4%
Energy Equipment & Services	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Household Durables	1.2%
Communications Equipment	1.1%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.9%
Professional Services	0.9%
Health Care Equipment & Supplies	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Industrial REITs	0.8%
Chemicals	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Residential REITs	0.6%
Life Sciences Tools & Services	0.6%
Ground Transportation	0.6%
Personal Care Products	0.5%
Specialized REITs	0.5%
Others*	3.8%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class R6
Trading Symbol	PBQQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,096,833,694
Holdings Count | Holdings	275
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,096,833,694
Number of fund holdings	275
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Banks	6.9%
Aerospace & Defense	6.3%
Software	6.0%
Interactive Media & Services	5.7%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.4%
Biotechnology	3.0%
Broadline Retail	2.9%
Machinery	2.9%
Consumer Staples Distribution & Retail	2.7%
Technology Hardware, Storage & Peripherals	2.6%
Insurance	2.5%
Entertainment	2.2%
Multi-Utilities	2.1%
Capital Markets	1.9%
Automobiles	1.8%
Metals & Mining	1.8%
Health Care Providers & Services	1.7%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.6%
Building Products	1.6%
Electronic Equipment, Instruments & Components	1.5%
Financial Services	1.5%
Specialty Retail	1.4%
Energy Equipment & Services	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Household Durables	1.2%
Communications Equipment	1.1%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.9%
Professional Services	0.9%
Health Care Equipment & Supplies	0.8%
Construction & Engineering	0.8%
Electrical Equipment	0.8%
Industrial REITs	0.8%
Chemicals	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Residential REITs	0.6%
Life Sciences Tools & Services	0.6%
Ground Transportation	0.6%
Personal Care Products	0.5%
Specialized REITs	0.5%
Others*	3.8%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets